Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 4. Property and Equipment

Property and equipment at December 31, 2011 and 2012 consisted of the following:

	Estimated Useful Life Years	December 31,
		2011	2012
Laboratory equipment	5	$1,769	$1,777
Furniture and fixtures	5	115	115
Office and computer equipment	3	97	143
Leasehold improvements		515	515

		2,496	2,550
Less accumulated depreciation and amortization		(1,962)	(2,315)

Property and equipment, net		$534	$235

Depreciation and amortization expense for the years ended December 31, 2011 and 2012 was $521,000 and $353,000, respectively. Depreciation and amortization expense for the period from July 7, 2006 (inception) to December 31, 2012 was $2.4 million.